Transactions With Related Parties (Details) - Schedule of Assets and Liabilities With Related Parties - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group entities [Member]
Assets
Cash and deposits in banks	$ 666,062	$ 280,364	$ 1,069,468
Financial assets at FVTPL
Financial derivative contracts	967,020	1,190,683	1,164,660
Other assets	686,950	676,850	1,042,852
Financial liabilities at FVTPL
Financial derivative contracts	1,255,740	1,695,284	2,083,795
Financial liabilities at amortised cost
Deposits and other demand liabilities	54,033	73,193	16,190
Time deposits and other time liabilities	145,649	10,376	900,830
Obligations under repurchase agreements	129,321	64,547	57,771
Interbank borrowing	33,693	224,798	640,860
Issued debt instruments	1,081,123	1,001,310	584,244
Other financial liabilities	257,915	267,130	16,259
Associates entities [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts	267,679	386,494	298,997
Other assets	550,400	287,053	437,227
Financial liabilities at FVTPL
Financial derivative contracts	370,314	326,149	224,247
Financial liabilities at amortised cost
Deposits and other demand liabilities	1,272		2,486
Time deposits and other time liabilities			1,677
Obligations under repurchase agreements
Interbank borrowing
Issued debt instruments			592,468
Other financial liabilities	435,093	325,070	233,630
Key personnel [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts
Other assets
Financial liabilities at FVTPL
Financial derivative contracts
Financial liabilities at amortised cost
Deposits and other demand liabilities	3,833	4,398	4,760
Time deposits and other time liabilities	9,894	9,442	3,066
Obligations under repurchase agreements			181
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts
Other assets
Financial liabilities at FVTPL
Financial derivative contracts
Financial liabilities at amortised cost
Deposits and other demand liabilities	502	833	1,003
Time deposits and other time liabilities	1,589	1,102	948
Obligations under repurchase agreements		18,135	5,807
Interbank borrowing
Issued debt instruments
Other financial liabilities